United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period: Six months ended 05/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated InterContinental Fund

Established 2007

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	5/31/2009		11/30/2008
Net Asset Value, Beginning of Period	$31.59		$70.32
Income From Investment Operations:
Net investment income	0.38	[3]	1.34 [3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.91		(37.24)
TOTAL FROM INVESTMENT OPERATIONS	5.29		(35.90)
Less Distributions:
Distributions from net investment income	(1.87)		(0.47)
Distributions from net realized gain on investments and foreign currency transactions	--		(2.36)
TOTAL DISTRIBUTIONS	(1.87)		(2.83)
Redemption Fees	0.00	[4]	0.00 [4]
Regulatory Settlement Proceeds	0.02	[5]	--
Net Asset Value, End of Period	$35.03		$31.59
Total Return [6]	17.39	% [5]	(53.15)%

Ratios to Average Net Assets:
Net expenses	1.50	% [7]	1.50%
Net investment income	2.53	% [7]	2.45%
Expense waiver/reimbursement [8]	0.22	% [7]	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$343,340		$382,447
Portfolio turnover	68%		65%

1 The Fund changed its fiscal year end from December 31 to November 30.

2 Beginning with the period ended November 30, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return. (See Notes to Financial Statements, Note 10.)

6 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended December 31,
11/30/2007	[1,2]	2006	2005	2004	2003
$56.98		$43.69	$36.32	$29.77	$21.74

0.93	[3]	0.72	0.38	0.05	0.19
12.41		13.78	7.27	6.75	8.01
13.34		14.50	7.65	6.80	8.20

--		(0.65)	(0.28)	(0.25)	(0.17)
--		(0.57)	--	--	--
--		(1.22)	(0.28)	(0.25)	(0.17)
0.00	[4]	0.01	0.00 [4]	--	--
--		--	--	--	--
$70.32		$56.98	$43.69	$36.32	$29.77
23.41%		33.26%	21.07%	22.96%	37.76%

1.63	% [7]	1.70%	1.65%	1.73%	1.54%
1.45	% [7]	1.38%	1.15%	0.20%	0.91%
0.06	% [7]	--	--	--	--

$519,855		$273,595	$135,097	$59,184	$37,515
28%		56%	39%	77%	55%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2009		11/30/2008	11/30/2007	[1]
Net Asset Value, Beginning of Period	$31.32		$70.20	$65.15
Income From Investment Operations:
Net investment income (loss)	0.29	[2]	1.02 [2]	(0.10	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.85		(37.14)	5.15
TOTAL FROM INVESTMENT OPERATIONS	5.14		(36.12)	5.05
Less Distributions:
Distributions from net investment income	(1.46)		(0.40)	--
Distributions from net realized gain on investments and foreign currency transactions	--		(2.36)	--
TOTAL DISTRIBUTIONS	(1.46)		(2.76)	--
Redemption Fees	0.00	[3]	0.00 [3]	--
Regulatory Settlement Proceeds	0.02	[4]	--	--
Net Asset Value, End of Period	$35.02		$31.32	$70.20
Total Return [5]	16.93	% [4]	(53.51)%	7.75%

Ratios to Average Net Assets:
Net expenses	2.29	% [6]	2.29%	2.30	% [6]
Net investment income (loss)	1.90	% [6]	1.89%	(0.53	)% [6]
Expense waiver/reimbursement [7]	0.31	% [6]	0.12%	0.21	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,754		$17,344	$11,299
Portfolio turnover	68%		65%	28	% [8]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return. (See Notes to Financial Statements, Note 10.)

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2009		11/30/2008	11/30/2007	[1]
Net Asset Value, Beginning of Period	$31.31		$70.19	$65.15
Income From Investment Operations:
Net investment income (loss)	0.28	[2]	1.01 [2]	(0.09	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.85		(37.11)	5.13
TOTAL FROM INVESTMENT OPERATIONS	5.13		(36.10)	5.04
Less Distributions:
Distributions from net investment income	(1.52)		(0.42)	--
Distributions from net realized gain on investments and foreign currency transactions	--		(2.36)	--
TOTAL DISTRIBUTIONS	(1.52)		(2.78)	--
Redemption Fees	0.00	[3]	0.00 [3]	--
Regulatory Settlement Proceeds	0.02	[4]	--	--
Net Asset Value, End of Period	$34.94		$31.31	$70.19
Total Return [5]	16.93	% [4]	(53.51)%	7.74%

Ratios to Average Net Assets:
Net expenses	2.28	% [6]	2.28%	2.29	% [6]
Net investment income (loss)	1.89	% [6]	1.89%	(0.47	)% [6]
Expense waiver/reimbursement [7]	0.20	% [6]	0.10%	0.23	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$61,326		$59,407	$29,920
Portfolio turnover	68%		65%	28	% [8]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return. (See Notes to Financial Statements, Note 10.)

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2009		11/30/2008	11/30/2007	[1]
Net Asset Value, Beginning of Period	$31.45		$70.24	$65.15
Income From Investment Operations:
Net investment income (loss)	0.36	[2]	0.73 [2]	(0.07	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.82		(36.77)	5.16
TOTAL FROM INVESTMENT OPERATIONS	5.18		(36.04)	5.09
Less Distributions:
Distributions from net investment income	(1.92)		(0.39)	--
Distributions from net realized gain on investments and foreign currency transactions	--		(2.36)	--
TOTAL DISTRIBUTIONS	(1.92)		(2.75)	--
Redemption Fees	0.00	[3]	0.00 [3]	--
Regulatory Settlement Proceeds	0.02	[4]	--	--
Net Asset Value, End of Period	$34.73		$31.45	$70.24
Total Return [5]	17.14	% [4]	(53.35)%	7.81%

Ratios to Average Net Assets:
Net expenses	1.94	% [6]	1.95%	1.95	% [6]
Net investment income (loss)	2.39	% [6]	2.08%	(0.40	)% [6]
Expense waiver/reimbursement [7]	0.16	% [6]	0.08%	0.17	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$275		$231	$22
Portfolio turnover	68%		65%	28	% [8]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return. (See Notes to Financial Statements, Note 10.)

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,173.90	$ 8.13
Class B Shares	$1,000	$1,169.30	$12.39
Class C Shares	$1,000	$1,169.30	$12.33
Class K Shares	$1,000	$1,171.40	$10.50
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$ 1,017.45	$ 7.54
Class B Shares	$1,000	$1,013.51	$11.50
Class C Shares	$1,000	$1,013.56	$11.45
Class K Shares	$1,000	$1,015.26	$ 9.75

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class B Shares	2.29%
Class C Shares	2.28%
Class K Shares	1.94%

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	17.8%
Brazil	10.7%
South Korea	10.6%
Norway	9.4%
Germany	9.2%
China	6.9%
Switzerland	7.5%
Turkey	4.8%
Hong Kong	4.6%
South Africa	4.3%
Malaysia	3.6%
Taiwan	3.5%
Netherlands	3.1%
Other [2]	2.0%
Securities Lending Collateral [3]	9.4%
Cash Equivalents [4]	1.0%
Other Assets and Liabilities - Net [5]	(8.4)%
TOTAL	100.0%

At May 31, 2009, the Fund's sector classification 6 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	23.0%
Materials	11.1%
Energy	10.4%
Information Technology	9.2%
Telecommunication Services	9.1%
Consumer Discretionary	8.1%
Industrials	8.0%
Consumer Staples	6.9%
Health Care	6.1%
Utilities	4.1%
Other [2]	2.0%
Securities Lending Collateral [3]	9.4%
Cash Equivalents [4]	1.0%
Other Assets and Liabilities - Net [5]	(8.4)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Other includes an exchange-traded fund.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--95.8%
		Brazil--10.5%
271,100		Banco Bradesco SA, ADR	$4,139,697
98,000		Banco Do Brasil SA	1,053,913
116,500	[1]	Brasil Telecom SA, ADR	2,531,545
213,805	[1]	Companhia Energetica de Minas Gerais, ADR	2,828,640
128,000	[1,2]	Companhia Siderurgica Nacional SA, ADR	3,138,560
50,000	[2]	Companhia de Bebidas das Americas (AmBev), ADR	3,275,000
51,100	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,596,875
70,000		Cyrela Brazil Realty SA Empreendimentos e Participacoes	537,203
40,000	[1]	Gafisa SA, ADR	724,400
454,903	[1]	Itau Unibanco Banco Multiplo SA, ADR	7,301,193
50,000	[1]	Lojas Renner SA	551,941
182,880	[1]	Petroleo Brasileiro SA, ADR, Common	8,052,206
164,700	[1]	Petroleo Brasileiro SA, ADR, Preference	5,759,559
37,000	[1]	Redecard SA	540,821
30,000		Souza Cruz SA	785,221
59,000	[1]	Tele Norte Leste Participacoes SA, ADR	1,045,480
601,420	[2]	Vale SA, ADR	11,517,193
		TOTAL	55,379,447
		China--6.9%
650,000		Agile Property Holdings Ltd.	810,917
650,000	[1]	Alibaba.com Corp.	1,274,645
118,000		Anhui Conch Cement Co. Ltd., Class H	849,173
5,397,600	[1]	Bank of China Ltd.	2,430,456
1,300,000		Belle International Holdings	1,018,139
2,311,200		CNOOC Ltd.	3,043,414
2,745,100	[1]	China CITIC Bank	1,539,344
1,900,000		China Construction Bank	1,239,905
735,000		China Life Insurance Co. Ltd.	2,684,159
241,500		China Mobile Ltd.	2,361,502
800,000		China Oilfield Services Ltd.	882,481
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		China--continued
250,000		Citic Pacific Ltd.	$582,825
1,600,000	[1]	Country Garden Holdings Co.	786,371
1,030,000	[1]	Dongfeng Motor Group H	990,708
323,000		Hengan International Group Co. Ltd.	1,475,588
1,250,000		Industrial & Commercial Bank of China	786,706
700,000		Jiangsu Expressway, Class H	486,147
1,040,000		Jiangxi Copper Co. Ltd.	1,734,104
486,000	[1]	Li Ning Co. Ltd.	1,182,543
1,100,000	[1]	PICC Property and Casualty Co., Ltd., Class H	741,823
1,338,700		PetroChina Co. Ltd.	1,536,920
230,000	[1]	Ping An Insurance (Group) Co. of China Ltd.	1,601,820
153,000		Tencent Holdings Ltd.	1,703,839
422,800		Tsingtao Brewery Co. Ltd.	1,198,374
700,000		Yanzhou Coal Mining Co. Ltd., Class H	881,899
1,360,000		Zhejiang Expressway Co. Ltd.	1,057,333
1,750,000	[1]	Zijin Mining Group Co. Ltd.	1,595,388
		TOTAL	36,476,523
		Germany--9.2%
40,800		Adidas AG	1,492,942
37,048		Allianz SE	3,652,210
77,100		BASF AG	3,255,916
48,600		Bayer AG	2,767,364
93,300	[2]	Daimler AG	3,425,043
45,580	[2]	Deutsche Bank AG	3,066,416
81,300		Deutsche Postbank AG	1,907,663
528,620		Deutsche Telekom AG, Class REG	6,079,548
29,540		E.On AG	1,044,455
31,900		MAN SE	1,949,742
17,800		Muenchener Rueckversicherungs-Gesellschaft AG	2,497,501
85,536		RWE AG	7,113,245
121,100	[2]	SAP AG	5,213,399
55,700		Siemens AG	4,068,256
48,600	[2]	Suedzucker AG	1,010,203
		TOTAL	48,543,903
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Hong Kong--4.6%
734,500	[1]	BOC Hong Kong (Holdings) Ltd.	$1,164,640
260,000		CLP Holdings Ltd.	1,743,645
140,000		Cheung Kong	1,735,978
136,000		Esprit Holdings Ltd.	865,136
970,000	[1]	Foxconn International Holdings Ltd.	698,031
173,000	[1]	Hang Lung Properties Ltd.	578,477
104,000		Henderson Land Development Co. Ltd.	626,308
229,000		Hong Kong Electric Holdings Ltd.	1,229,791
126,000		Hong Kong Exchanges & Clearing Ltd.	1,955,837
645,000		Hong Kong and China Gas Co. Ltd.	1,307,553
540,000		HSBC Holdings PLC	4,858,071
280,000		Hutchison Whampoa Ltd.	1,960,118
357,000		Li & Fung Ltd.	955,947
357,000		MTR Corp. Ltd.	1,127,743
150,000		Sun Hung Kai Properties	1,873,950
66,000		Swire Pacific Ltd., Class A	661,543
162,000		Wharf Holdings Ltd.	673,198
		TOTAL	24,015,966
		Japan--17.8%
236,000		Ajinomoto Co., Inc.	1,759,612
95,000		Asahi Breweries Ltd.	1,309,003
186,900		Bridgestone Corp.	2,854,822
90,000		Chubu Electric Power Co., Inc.	2,006,520
125,000		Chugai Pharmaceutical Co. Ltd.	2,283,083
80,000		Chugoku Bank Ltd.	1,082,045
20,000		East Japan Railway Co.	1,194,730
150,700		Fuji Photo Film Co.	4,356,080
261,900		Gunze Ltd.	911,550
1,700,000		Hokuhoku Financial Group, Inc.	3,579,228
114,600		Honda Motor Co. Ltd.	3,326,625
200,000		Hoya Corp.	4,189,932
800		KDDI Corp.	4,187,795
11,400		Keyence Corp.	2,379,826
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--continued
180,000		Kubota Corp.	$1,337,441
45,000		Kurita Water Industries	1,247,193
200,000		Kyowa Hakko Kirin Co., Ltd.	2,101,884
449,400		Mitsubishi UFJ Financial Group, Inc.	2,835,854
995,300	[2]	Mizuho Financial Group, Inc.	2,394,145
1,000		NTT DoCoMo, Inc.	1,494,879
9,300		Nintendo Corp. Ltd.	2,526,562
533,000		Nippon Express Co. Ltd.	2,261,837
198,000		Nippon Telegraph & Telephone Corp.	8,230,602
500,000		Nishi-Nippon Bank	1,164,112
30,000		Sankyo Co. Ltd.	1,592,556
93,000		Seven & I Holdings Co. Ltd.	2,251,843
600,000		Sharp Corp.	6,834,677
329,300		Shionogi and Co.	6,505,275
190,000		Shiseido Co., Ltd.	3,249,648
32,300		Sumitomo Mitsui Financial Group, Inc.	1,250,234
175,100		Taiyo Nippon Sanso Corp.	1,505,379
49,000		Terumo Corp.	2,058,994
800,000		Toray Industries, Inc.	3,966,931
60,000		Toyota Motor Corp.	2,403,592
112,000		Yamaguchi Financial Group, Inc.	1,392,361
		TOTAL	94,026,850
		Malaysia--3.6%
1,154,200		AMMB Holdings BHD	1,093,392
925,000		Berjaya Sports TOTO	1,251,766
92,900		British American Tobacco Malaysia Berhad	1,144,405
1,082,000	[1]	Bumiputra-Commerce Holdings BHD	2,649,672
259,700	[1]	Digi Swisscom Berhad	1,724,563
1,490,600		IOI Corp. BHD	1,930,090
356,700		Kuala Lumpur Kepong	1,177,395
723,300		Malaysian International Shipping BHD	1,688,750
286,800		Perlis Plantations	862,346
323,200		Petronas Dagangan	735,848
1,060,300	[1]	Sime Darby BHD	2,191,562
671,100		Tenaga Nasional Berhad	1,570,512
346,800		YTL Corp., BHD	660,216
		TOTAL	18,680,517
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Netherlands--3.1%
139,000		Aegon NV	$873,860
38,200		Fugro NV	1,597,908
250,900		ING Groep NV	2,675,905
111,300	[1]	Koninklijke Ahold	1,349,721
19,029		Koninklijke DSM NV	664,068
194,700		Koninklijke KPN NV	2,561,442
66,100	[2]	Royal Dutch Shell PLC	1,775,465
124,807	[2]	Unilever NV	2,992,285
86,200		Wolters Kluwer NV	1,637,402
		TOTAL	16,128,056
		Norway--9.4%
164,600	[1]	Acergy SA	1,668,761
436,100		Den Norske Bank A/S	3,658,859
105,000	[2]	Fred Olsen Energy ASA	3,784,836
129,000	[2]	Frontline Ltd.	3,065,184
816,600		Norsk Hydro ASA	4,397,502
450,000		Orkla ASA	3,693,434
500,000	[1]	Pronova BioPharma AS	1,471,420
598,443	[2]	StatoilHydro ASA	12,607,398
166,200	[1]	TGS Nopec Geophysical Co. ASA	1,653,222
73,500	[1,2]	Tandberg ASA	1,222,991
736,400		Telenor ASA	6,226,537
190,700		Yara International ASA	6,286,416
		TOTAL	49,736,560
		South Africa--4.3%
35,200		Anglogold Ltd.	1,507,718
130,000		ArcelorMittal South Africa Ltd.	1,561,668
141,200		Bidvest Group Ltd.	1,657,119
706,500		FirstRand Ltd.	1,222,689
118,600		Gold Fields Ltd.	1,624,097
63,400		Impala Platinum Holdings Ltd.	1,541,061
199,700		MTN Group Ltd.	2,912,139
70,500		Nasionale Pers Beperk, Class N	1,695,048
854,600		Sanlam Ltd.	1,851,473
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		South Africa--continued
85,400		Sasol Ltd.	$3,229,375
250,000		Shoprite Holdings Ltd.	1,746,210
197,700		Standard Bank Group Ltd.	2,064,065
		TOTAL	22,612,662
		South Korea--10.6%
39,900	[1]	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	658,857
24,200		Han Wha	682,463
79,700		Hanwha Chemical	659,699
10,200		Hyundai Heavy	1,765,719
8,000		Hyundai Mipo Dockyard Co. Ltd.	888,791
37,400		Hyundai Motor Co.	2,082,067
59,600		Hyundai Securities	655,982
15,800		Inchon Iron & Steel	760,809
70,000	[1]	KB Financial Group, Inc.	2,270,253
187,900	[2]	KT Corp., ADR	2,544,166
32,000		Korea Electric Power Corp.	729,480
19,500		Korea Tobacco & Ginseng Corp.	1,061,278
20,000		LG Corp.	1,032,699
29,400	[1]	LG Display Co. Ltd.	694,791
46,500		LG Electronics, Inc.	4,484,242
22,500		LS Corporation	1,812,432
67,750	[2]	POSCO, ADR	5,683,547
20,800		S-Oil Corp.	959,099
16,000	[1]	SK Energy Co. Ltd.	1,357,153
24,600		SK Holdings Co. Ltd.	2,142,308
8,000		SK Telecom Co. Ltd.	1,124,915
48,400		Samsung Electro-Mechanics Co.	2,195,496
22,150		Samsung Electronics Co.	9,931,552
10,200		Samsung Fire & Marine Insurance	1,495,075
81,000		Samsung Heavy Industries	1,961,547
36,300		Samsung SDI Co. Ltd.	3,002,195
70,000		Shinhan Financial Group Co. Ltd.	1,782,978
70,700		Woongjin Coway Co. Ltd.	1,608,635
		TOTAL	56,028,228
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Switzerland--7.5%
140,500		ABB Ltd.	$2,315,624
21,500	[1]	Actelion Ltd.	1,112,258
103,700		Credit Suisse Group AG	4,640,702
27,000		Julius Baer Holding Ltd., Zurich, Class B	1,150,425
25,000		Kuehne & Nagel International AG	1,949,548
10,200		Lonza AG	1,054,628
222,100		Nestle SA	8,070,780
146,200		Novartis AG	5,845,258
42,400		Roche Holding AG	5,785,967
7,200		Syngenta AG	1,752,804
9,800		Synthes, Inc.	1,007,512
264,500		UBS AG	3,975,435
5,700		Zurich Financial Services AG	1,067,287
		TOTAL	39,728,228
		Taiwan--3.5%
550,000		Cathay Financial Holding Co. Ltd.	899,732
3,000,000	[1]	China Development Financial Holding Corp.	872,536
888,000		China Steel Corp.	759,914
550,000		Chunghwa Telecom Co. Ltd.	1,048,427
2,400,000	[1]	E.Sun Financial Holding Co. Ltd.	832,658
875,000		First Financial Holding Co. Ltd.	592,825
500,000		Formosa Plastic Corp.	994,105
680,000	[1]	Fubon Group Co. Ltd.	665,737
50,000		HTC Corp.	810,353
425,000		Hon Hai Precision Industry Co. Ltd.	1,618,126
1,650,000		Inventec Co. Ltd.	1,045,880
650,000		Lite-On Technology Corp.	577,304
70,000		MediaTek, Inc.	869,936
1,490,000		Mega Financial Holding Co. Ltd.	759,410
675,000		Nan Ya Plastic	969,245
370,000		Quanta Computer, Inc.	607,907
1,200,000		Taiwan Semiconductor Manufacturing Co.	2,252,432
1,500,000	[1]	Tatung Co. Ltd.	417,977
2,000,000		Teco Elec & Mach	903,270
2,250,000		United Microelectronics Corp.	907,026
		TOTAL	18,404,800
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Turkey--4.8%
1,380,000		Akbank T.A.S.	$5,858,534
177,000		Tupras Turkiye Petrol Rafinerileri AS	2,234,758
700,000		Turkcell Iletisim Hizmetleri AS	3,752,138
2,540,000		Turkiye Garanti Bankasi AS	6,430,788
2,010,000		Turkiye Is Bankasi (Isbank), Class C	7,012,813
		TOTAL	25,289,031
		TOTAL COMMON STOCKS (IDENTIFIED COST $512,310,043)	505,050,771
		PREFERRED STOCK--0.2%
		Brazil--0.2%
120,000		Fertilizantes Fosfatados SA, Pfd. $0.8575 Annual Dividend (IDENTIFIED COST $1,001,162)	1,012,401
		EXCHANGE-TRADED FUND--2.0%
6,768,100		iShares FTSE/Xinhua A50 China (iShares Asia Trust) (IDENTIFIED COST $8,504,592)	10,343,990
		MUTUAL FUND--10.4%
55,078,412	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	55,078,412
		TOTAL INVESTMENTS--108.4% (IDENTIFIED COST $576,894,209) [6]	571,485,574
		OTHER ASSETS AND LIABILITIES - NET--(8.4)% [7]	(44,413,451)
		TOTAL NET ASSETS--100%	$527,072,123

At May 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
6/1/2009	2,323,376 Euros	25,036,704 Hong Kong Dollar	$(54,950)
6/1/2009	1,700,000 Euros	$2,368,100	$(35,189)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(90,139)

Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and
Liabilities - Net."

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$130,414,979	$(90,139)
Level 2--Other Significant Observable Inputs	441,070,595	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$571,485,574	$(90,139)

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $55,078,412 of investments in an affiliated issuer (Note 5) and $48,127,487 of securities loaned (identified cost $576,894,209)		$571,485,574
Cash		48,412
Cash denominated in foreign currencies (identified cost $3,129,461)		3,173,684
Income receivable		3,781,111
Receivable for investments sold		11,417,593
Receivable for shares sold		1,392,940
Other assets		27,049
TOTAL ASSETS		591,326,363
Liabilities:
Payable for investments purchased	$13,034,508
Payable for shares redeemed	1,064,849
Payable for collateral due to broker for securities lending	49,457,793
Payable for foreign exchange contracts	90,139
Payable for Directors'/Trustees' fees	3,698
Payable for distribution services fee (Note 5)	47,992
Payable for shareholder services fee (Note 5)	81,902
Accrued expenses	473,359
TOTAL LIABILITIES		64,254,240
Net assets for 15,052,145 shares outstanding		$527,072,123
Net Assets Consist of:
Paid-in capital		$969,160,388
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(5,362,138)
Accumulated net realized loss on investments and foreign currency transactions		(431,290,892)
Distributions in excess of net investment income		(5,435,235)
TOTAL NET ASSETS		$527,072,123

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($343,339,814 ÷ 9,801,080 shares outstanding), no par value, unlimited shares authorized	$35.03
Offering price per share (100/94.50 of $35.03)	$37.07
Redemption proceeds per share (98.00/100 of $35.03)	$34.33
Class B Shares:
Net asset value per share ($17,753,747 ÷ 506,901 shares outstanding), no par value, unlimited shares authorized	$35.02
Offering price per share	$35.02
Redemption proceeds per share (92.50/100 of $35.02)	$32.39
Class C Shares:
Net asset value per share ($61,325,678 ÷ 1,755,076 shares outstanding), no par value, unlimited shares authorized	$34.94
Offering price per share	$34.94
Redemption proceeds per share (97.00/100 of $34.94)	$33.89
Institutional Shares:
Net asset value per share ($104,378,313 ÷ 2,981,183 shares outstanding), no par value, unlimited shares authorized	$35.01
Offering price per share	$35.01
Redemption proceeds per share (98.00/100 of $35.01)	$34.31
Class K Shares:
Net asset value per share ($274,571 ÷ 7,905 shares outstanding), no par value, unlimited shares authorized	$34.73
Offering price per share	$34.73
Redemption proceeds per share (98.00/100 of $34.73)	$34.04

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $80,295 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,333,534)		$9,359,759
Interest (including income on securities loaned of $651,970)		652,163
TOTAL INCOME		10,011,922
Expenses:
Investment adviser fee (Note 5)	$2,425,859
Administrative personnel and services fee (Note 5)	188,280
Custodian fees	249,082
Transfer and dividend disbursing agent fees and expenses--Class A Shares	362,137
Transfer and dividend disbursing agent fees and expenses--Class B Shares	29,082
Transfer and dividend disbursing agent fees and expenses--Class C Shares	64,978
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	46,977
Transfer and dividend disbursing agent fees and expenses--Class K Shares	411
Directors'/Trustees' fees	2,992
Auditing fees	12,217
Legal fees	2,889
Portfolio accounting fees	21,213
Distribution services fee--Class B Shares (Note 5)	60,662
Distribution services fee--Class C Shares (Note 5)	208,726
Distribution services fee--Class K Shares (Note 5)	585
Shareholder services fee--Class A Shares (Note 5)	394,904
Shareholder services fee--Class B Shares (Note 5)	20,221
Shareholder services fee--Class C Shares (Note 5)	69,575
Account administration fee--Class A Shares	12,146
Share registration costs	58,042
Printing and postage	58,344
Insurance premiums	3,126
Miscellaneous	5,223
TOTAL EXPENSES	4,297,671

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(381,765)
Waiver of administrative personnel and services fee	(3,672)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(91,190)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(12,449)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(10,615)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(2,591)
TOTAL WAIVERS AND REIMBURSEMENTS		$(502,282)
Net expenses			$3,795,389
Net investment income			6,216,533
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(244,034,961)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			313,383,707
Net realized and unrealized gain on investments and foreign currency transactions			69,348,746
Change in net assets resulting from operations			$75,565,279

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,216,533	$21,358,726
Net realized loss on investments and foreign currency transactions	(244,034,961)	(189,751,662)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	313,383,707	(421,982,722)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	75,565,279	(590,375,658)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(21,080,579)	(3,701,166)
Class B Shares	(792,905)	(80,443)
Class C Shares	(2,864,185)	(226,848)
Institutional Shares	(5,632,429)	(292,158)
Class K Shares	(14,097)	(164)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(18,706,692)
Class B Shares	--	(474,412)
Class C Shares	--	(1,284,669)
Institutional Shares	--	(1,301,122)
Class K Shares	--	(984)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,384,195)	(26,068,658)
Share Transactions:
Proceeds from sale of shares	76,447,998	716,742,169
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	--	162,229,186
Net asset value of shares issued to shareholders in payment of distributions declared	22,454,486	22,384,808
Cost of shares redeemed	(162,308,424)	(330,206,624)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(63,405,940)	571,149,539
Redemption Fees	23,646	83,901
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 10)	325,322	--
Change in net assets	(17,875,888)	(45,210,876)
Net Assets:
Beginning of period	544,948,011	590,158,887
End of period (including undistributed (distributions in excess of) net investment income of $(5,435,235) and $18,732,427, respectively)	$527,072,123	$544,948,011

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

On January 25, 2008, the Fund received assets from Federated International Capital Appreciation Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated International Capital Appreciation Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,814,492	$162,229,186	$(2,929,080)	$599,246,970	$761,476,156

1 Unrealized Depreciation is included in the Federated International Capital Appreciation Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$48,127,487	$49,457,793

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	--	--	Payable for foreign exchange contracts	$90,139

The Effect of Derivative Instruments on the Statement of Operations for the
Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$12,186,675

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(12,182,629)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,385,625	$42,774,209	7,427,045	$430,063,821
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	--	--	1,892,702	109,171,066
Shares issued to shareholders in payment of distributions declared	580,687	18,506,501	303,544	20,003,546
Shares redeemed	(4,272,867)	(126,949,195)	(4,908,680)	(237,550,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,306,555)	$(65,668,485)	4,714,611	$321,687,686

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	34,179	$1,038,884	328,932	$19,496,392
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	--	--	281,322	16,199,198
Shares issued to shareholders in payment of distributions declared	21,519	687,748	7,140	469,898
Shares redeemed	(102,577)	(3,060,318)	(224,575)	(11,644,527)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(46,879)	$(1,333,686)	392,819	$24,520,961

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	267,395	$8,102,499	1,422,380	$83,483,147
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	--	--	640,468	36,858,922
Shares issued to shareholders in payment of distributions declared	71,041	2,265,479	16,332	1,074,452
Shares redeemed	(480,892)	(14,160,782)	(607,899)	(29,661,822)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(142,456)	$(3,792,804)	1,471,281	$91,754,699

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	862,153	$24,488,694	3,273,487	$183,352,416
Shares issued to shareholders in payment of distributions declared	30,829	980,660	12,687	835,966
Shares redeemed	(611,479)	(18,100,143)	(999,537)	(51,319,635)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	281,503	$7,369,211	2,286,637	$132,868,747

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,473	$43,712	7,581	$346,393
Shares issued to shareholders in payment of distributions declared	445	14,098	15	946
Shares redeemed	(1,353)	(37,986)	(575)	(29,893)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	565	$19,824	7,021	$317,446
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,213,822)	$(63,405,940)	8,872,369	$571,149,539

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $15,963, $781, $2,688, $4,203 and $11, respectively. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $60,321, $2,801, $8,688, $12,079 and $12, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $576,894,209. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $5,408,635. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,249,744 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,658,379.

At November 30, 2008, the Fund had a capital loss carryforward of $187,255,931 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's Class A Shares aggregate annual operating expenses to no more than 1.70% based on average daily net assets. The Adviser agreed to keep this contractual limitation in place through August 24, 2009.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser waived $352,810 of its fee. In addition, for the six months ended May 31, 2009, an affiliate of the Adviser reimbursed $116,845 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,672 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $82,524 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $9,103 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,845 of Service Fees for the six months ended May 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.29%, 2.28%, 1.19% and 1.95%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $28,955. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	70,656,316	321,374,000	336,951,904	55,078,412	$55,078,412	$80,295

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$322,781,397
Sales	$376,537,447

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $325,322 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds And their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2009

FEDERATED INTERCONTINENTAL FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one -year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172511
Cusip 314172495
Cusip 314172487
Cusip 314172479

38765 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated InterContinental Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2009		11/30/2008	11/30/2007	[1]
Net Asset Value, Beginning of Period	$31.68		$70.36	$65.15
Income From Investment Operations:
Net investment income	0.49	[2]	1.67 [2]	0.12	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.85		(37.46)	5.09
TOTAL FROM INVESTMENT OPERATIONS	5.34		(35.79)	5.21
Less Distributions:
Distributions from net investment income	(2.03)		(0.53)	--
Distributions from net realized gain on investments and foreign currency transactions	--		(2.36)	--
TOTAL DISTRIBUTIONS	(2.03)		(2.89)	--
Redemption Fees	0.00	[3]	0.00 [3]	--
Regulatory Settlement Proceeds	0.02	[4]	--	--
Net Asset Value, End of Period	$35.01		$31.68	$70.36
Total Return [5]	17.56	% [4]	(53.00)%	8.00%

Ratios to Average Net Assets:
Net expenses	1.19	% [6]	1.20%	1.20	% [6]
Net investment income	3.24	% [6]	3.12%	0.64	% [6]
Expense waiver/reimbursement [7]	0.16	% [6]	0.08%	0.23	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$104,378		$85,520	$29,062
Portfolio turnover	68%		65%	28	% [8]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return. (See Notes to Financial Statements, Note 10.)

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,175.60	$6.45
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.00	$5.99

1 Expenses are equal to the Fund's annualized net expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	17.8%
Brazil	10.7%
South Korea	10.6%
Norway	9.4%
Germany	9.2%
China	6.9%
Switzerland	7.5%
Turkey	4.8%
Hong Kong	4.6%
South Africa	4.3%
Malaysia	3.6%
Taiwan	3.5%
Netherlands	3.1%
Other [2]	2.0%
Securities Lending Collateral [3]	9.4%
Cash Equivalents [4]	1.0%
Other Assets and Liabilities - Net [5]	(8.4)%
TOTAL	100.0%

At May 31, 2009, the Fund's sector classification 6 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	23.0%
Materials	11.1%
Energy	10.4%
Information Technology	9.2%
Telecommunication Services	9.1%
Consumer Discretionary	8.1%
Industrials	8.0%
Consumer Staples	6.9%
Health Care	6.1%
Utilities	4.1%
Other [2]	2.0%
Securities Lending Collateral [3]	9.4%
Cash Equivalents [4]	1.0%
Other Assets and Liabilities - Net [5]	(8.4)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Other includes an exchange-traded fund.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--95.8%
		Brazil--10.5%
271,100		Banco Bradesco SA, ADR	$4,139,697
98,000		Banco Do Brasil SA	1,053,913
116,500	[1]	Brasil Telecom SA, ADR	2,531,545
213,805	[1]	Companhia Energetica de Minas Gerais, ADR	2,828,640
128,000	[1,2]	Companhia Siderurgica Nacional SA, ADR	3,138,560
50,000	[2]	Companhia de Bebidas das Americas (AmBev), ADR	3,275,000
51,100	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,596,875
70,000		Cyrela Brazil Realty SA Empreendimentos e Participacoes	537,203
40,000	[1]	Gafisa SA, ADR	724,400
454,903	[1]	Itau Unibanco Banco Multiplo SA, ADR	7,301,193
50,000	[1]	Lojas Renner SA	551,941
182,880	[1]	Petroleo Brasileiro SA, ADR, Common	8,052,206
164,700	[1]	Petroleo Brasileiro SA, ADR, Preference	5,759,559
37,000	[1]	Redecard SA	540,821
30,000		Souza Cruz SA	785,221
59,000	[1]	Tele Norte Leste Participacoes SA, ADR	1,045,480
601,420	[2]	Vale SA, ADR	11,517,193
		TOTAL	55,379,447
		China--6.9%
650,000		Agile Property Holdings Ltd.	810,917
650,000	[1]	Alibaba.com Corp.	1,274,645
118,000		Anhui Conch Cement Co. Ltd., Class H	849,173
5,397,600	[1]	Bank of China Ltd.	2,430,456
1,300,000		Belle International Holdings	1,018,139
2,311,200		CNOOC Ltd.	3,043,414
2,745,100	[1]	China CITIC Bank	1,539,344
1,900,000		China Construction Bank	1,239,905
735,000		China Life Insurance Co. Ltd.	2,684,159
241,500		China Mobile Ltd.	2,361,502
800,000		China Oilfield Services Ltd.	882,481
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		China--continued
250,000		Citic Pacific Ltd.	$582,825
1,600,000	[1]	Country Garden Holdings Co.	786,371
1,030,000	[1]	Dongfeng Motor Group H	990,708
323,000		Hengan International Group Co. Ltd.	1,475,588
1,250,000		Industrial & Commercial Bank of China	786,706
700,000		Jiangsu Expressway, Class H	486,147
1,040,000		Jiangxi Copper Co. Ltd.	1,734,104
486,000	[1]	Li Ning Co. Ltd.	1,182,543
1,100,000	[1]	PICC Property and Casualty Co., Ltd., Class H	741,823
1,338,700		PetroChina Co. Ltd.	1,536,920
230,000	[1]	Ping An Insurance (Group) Co. of China Ltd.	1,601,820
153,000		Tencent Holdings Ltd.	1,703,839
422,800		Tsingtao Brewery Co. Ltd.	1,198,374
700,000		Yanzhou Coal Mining Co. Ltd., Class H	881,899
1,360,000		Zhejiang Expressway Co. Ltd.	1,057,333
1,750,000	[1]	Zijin Mining Group Co. Ltd.	1,595,388
		TOTAL	36,476,523
		Germany--9.2%
40,800		Adidas AG	1,492,942
37,048		Allianz SE	3,652,210
77,100		BASF AG	3,255,916
48,600		Bayer AG	2,767,364
93,300	[2]	Daimler AG	3,425,043
45,580	[2]	Deutsche Bank AG	3,066,416
81,300		Deutsche Postbank AG	1,907,663
528,620		Deutsche Telekom AG, Class REG	6,079,548
29,540		E.On AG	1,044,455
31,900		MAN SE	1,949,742
17,800		Muenchener Rueckversicherungs-Gesellschaft AG	2,497,501
85,536		RWE AG	7,113,245
121,100	[2]	SAP AG	5,213,399
55,700		Siemens AG	4,068,256
48,600	[2]	Suedzucker AG	1,010,203
		TOTAL	48,543,903
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Hong Kong--4.6%
734,500	[1]	BOC Hong Kong (Holdings) Ltd.	$1,164,640
260,000		CLP Holdings Ltd.	1,743,645
140,000		Cheung Kong	1,735,978
136,000		Esprit Holdings Ltd.	865,136
970,000	[1]	Foxconn International Holdings Ltd.	698,031
173,000	[1]	Hang Lung Properties Ltd.	578,477
104,000		Henderson Land Development Co. Ltd.	626,308
229,000		Hong Kong Electric Holdings Ltd.	1,229,791
126,000		Hong Kong Exchanges & Clearing Ltd.	1,955,837
645,000		Hong Kong and China Gas Co. Ltd.	1,307,553
540,000		HSBC Holdings PLC	4,858,071
280,000		Hutchison Whampoa Ltd.	1,960,118
357,000		Li & Fung Ltd.	955,947
357,000		MTR Corp. Ltd.	1,127,743
150,000		Sun Hung Kai Properties	1,873,950
66,000		Swire Pacific Ltd., Class A	661,543
162,000		Wharf Holdings Ltd.	673,198
		TOTAL	24,015,966
		Japan--17.8%
236,000		Ajinomoto Co., Inc.	1,759,612
95,000		Asahi Breweries Ltd.	1,309,003
186,900		Bridgestone Corp.	2,854,822
90,000		Chubu Electric Power Co., Inc.	2,006,520
125,000		Chugai Pharmaceutical Co. Ltd.	2,283,083
80,000		Chugoku Bank Ltd.	1,082,045
20,000		East Japan Railway Co.	1,194,730
150,700		Fuji Photo Film Co.	4,356,080
261,900		Gunze Ltd.	911,550
1,700,000		Hokuhoku Financial Group, Inc.	3,579,228
114,600		Honda Motor Co. Ltd.	3,326,625
200,000		Hoya Corp.	4,189,932
800		KDDI Corp.	4,187,795
11,400		Keyence Corp.	2,379,826
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--continued
180,000		Kubota Corp.	$1,337,441
45,000		Kurita Water Industries	1,247,193
200,000		Kyowa Hakko Kirin Co., Ltd.	2,101,884
449,400		Mitsubishi UFJ Financial Group, Inc.	2,835,854
995,300	[2]	Mizuho Financial Group, Inc.	2,394,145
1,000		NTT DoCoMo, Inc.	1,494,879
9,300		Nintendo Corp. Ltd.	2,526,562
533,000		Nippon Express Co. Ltd.	2,261,837
198,000		Nippon Telegraph & Telephone Corp.	8,230,602
500,000		Nishi-Nippon Bank	1,164,112
30,000		Sankyo Co. Ltd.	1,592,556
93,000		Seven & I Holdings Co. Ltd.	2,251,843
600,000		Sharp Corp.	6,834,677
329,300		Shionogi and Co.	6,505,275
190,000		Shiseido Co., Ltd.	3,249,648
32,300		Sumitomo Mitsui Financial Group, Inc.	1,250,234
175,100		Taiyo Nippon Sanso Corp.	1,505,379
49,000		Terumo Corp.	2,058,994
800,000		Toray Industries, Inc.	3,966,931
60,000		Toyota Motor Corp.	2,403,592
112,000		Yamaguchi Financial Group, Inc.	1,392,361
		TOTAL	94,026,850
		Malaysia--3.6%
1,154,200		AMMB Holdings BHD	1,093,392
925,000		Berjaya Sports TOTO	1,251,766
92,900		British American Tobacco Malaysia Berhad	1,144,405
1,082,000	[1]	Bumiputra-Commerce Holdings BHD	2,649,672
259,700	[1]	Digi Swisscom Berhad	1,724,563
1,490,600		IOI Corp. BHD	1,930,090
356,700		Kuala Lumpur Kepong	1,177,395
723,300		Malaysian International Shipping BHD	1,688,750
286,800		Perlis Plantations	862,346
323,200		Petronas Dagangan	735,848
1,060,300	[1]	Sime Darby BHD	2,191,562
671,100		Tenaga Nasional Berhad	1,570,512
346,800		YTL Corp., BHD	660,216
		TOTAL	18,680,517
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Netherlands--3.1%
139,000		Aegon NV	$873,860
38,200		Fugro NV	1,597,908
250,900		ING Groep NV	2,675,905
111,300	[1]	Koninklijke Ahold	1,349,721
19,029		Koninklijke DSM NV	664,068
194,700		Koninklijke KPN NV	2,561,442
66,100	[2]	Royal Dutch Shell PLC	1,775,465
124,807	[2]	Unilever NV	2,992,285
86,200		Wolters Kluwer NV	1,637,402
		TOTAL	16,128,056
		Norway--9.4%
164,600	[1]	Acergy SA	1,668,761
436,100		Den Norske Bank A/S	3,658,859
105,000	[2]	Fred Olsen Energy ASA	3,784,836
129,000	[2]	Frontline Ltd.	3,065,184
816,600		Norsk Hydro ASA	4,397,502
450,000		Orkla ASA	3,693,434
500,000	[1]	Pronova BioPharma AS	1,471,420
598,443	[2]	StatoilHydro ASA	12,607,398
166,200	[1]	TGS Nopec Geophysical Co. ASA	1,653,222
73,500	[1,2]	Tandberg ASA	1,222,991
736,400		Telenor ASA	6,226,537
190,700		Yara International ASA	6,286,416
		TOTAL	49,736,560
		South Africa--4.3%
35,200		Anglogold Ltd.	1,507,718
130,000		ArcelorMittal South Africa Ltd.	1,561,668
141,200		Bidvest Group Ltd.	1,657,119
706,500		FirstRand Ltd.	1,222,689
118,600		Gold Fields Ltd.	1,624,097
63,400		Impala Platinum Holdings Ltd.	1,541,061
199,700		MTN Group Ltd.	2,912,139
70,500		Nasionale Pers Beperk, Class N	1,695,048
854,600		Sanlam Ltd.	1,851,473
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		South Africa--continued
85,400		Sasol Ltd.	$3,229,375
250,000		Shoprite Holdings Ltd.	1,746,210
197,700		Standard Bank Group Ltd.	2,064,065
		TOTAL	22,612,662
		South Korea--10.6%
39,900	[1]	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	658,857
24,200		Han Wha	682,463
79,700		Hanwha Chemical	659,699
10,200		Hyundai Heavy	1,765,719
8,000		Hyundai Mipo Dockyard Co. Ltd.	888,791
37,400		Hyundai Motor Co.	2,082,067
59,600		Hyundai Securities	655,982
15,800		Inchon Iron & Steel	760,809
70,000	[1]	KB Financial Group, Inc.	2,270,253
187,900	[2]	KT Corp., ADR	2,544,166
32,000		Korea Electric Power Corp.	729,480
19,500		Korea Tobacco & Ginseng Corp.	1,061,278
20,000		LG Corp.	1,032,699
29,400	[1]	LG Display Co. Ltd.	694,791
46,500		LG Electronics, Inc.	4,484,242
22,500		LS Corporation	1,812,432
67,750	[2]	POSCO, ADR	5,683,547
20,800		S-Oil Corp.	959,099
16,000	[1]	SK Energy Co. Ltd.	1,357,153
24,600		SK Holdings Co. Ltd.	2,142,308
8,000		SK Telecom Co. Ltd.	1,124,915
48,400		Samsung Electro-Mechanics Co.	2,195,496
22,150		Samsung Electronics Co.	9,931,552
10,200		Samsung Fire & Marine Insurance	1,495,075
81,000		Samsung Heavy Industries	1,961,547
36,300		Samsung SDI Co. Ltd.	3,002,195
70,000		Shinhan Financial Group Co. Ltd.	1,782,978
70,700		Woongjin Coway Co. Ltd.	1,608,635
		TOTAL	56,028,228
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Switzerland--7.5%
140,500		ABB Ltd.	$2,315,624
21,500	[1]	Actelion Ltd.	1,112,258
103,700		Credit Suisse Group AG	4,640,702
27,000		Julius Baer Holding Ltd., Zurich, Class B	1,150,425
25,000		Kuehne & Nagel International AG	1,949,548
10,200		Lonza AG	1,054,628
222,100		Nestle SA	8,070,780
146,200		Novartis AG	5,845,258
42,400		Roche Holding AG	5,785,967
7,200		Syngenta AG	1,752,804
9,800		Synthes, Inc.	1,007,512
264,500		UBS AG	3,975,435
5,700		Zurich Financial Services AG	1,067,287
		TOTAL	39,728,228
		Taiwan--3.5%
550,000		Cathay Financial Holding Co. Ltd.	899,732
3,000,000	[1]	China Development Financial Holding Corp.	872,536
888,000		China Steel Corp.	759,914
550,000		Chunghwa Telecom Co. Ltd.	1,048,427
2,400,000	[1]	E.Sun Financial Holding Co. Ltd.	832,658
875,000		First Financial Holding Co. Ltd.	592,825
500,000		Formosa Plastic Corp.	994,105
680,000	[1]	Fubon Group Co. Ltd.	665,737
50,000		HTC Corp.	810,353
425,000		Hon Hai Precision Industry Co. Ltd.	1,618,126
1,650,000		Inventec Co. Ltd.	1,045,880
650,000		Lite-On Technology Corp.	577,304
70,000		MediaTek, Inc.	869,936
1,490,000		Mega Financial Holding Co. Ltd.	759,410
675,000		Nan Ya Plastic	969,245
370,000		Quanta Computer, Inc.	607,907
1,200,000		Taiwan Semiconductor Manufacturing Co.	2,252,432
1,500,000	[1]	Tatung Co. Ltd.	417,977
2,000,000		Teco Elec & Mach	903,270
2,250,000		United Microelectronics Corp.	907,026
		TOTAL	18,404,800
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Turkey--4.8%
1,380,000		Akbank T.A.S.	$5,858,534
177,000		Tupras Turkiye Petrol Rafinerileri AS	2,234,758
700,000		Turkcell Iletisim Hizmetleri AS	3,752,138
2,540,000		Turkiye Garanti Bankasi AS	6,430,788
2,010,000		Turkiye Is Bankasi (Isbank), Class C	7,012,813
		TOTAL	25,289,031
		TOTAL COMMON STOCKS (IDENTIFIED COST $512,310,043)	505,050,771
		PREFERRED STOCK--0.2%
		Brazil--0.2%
120,000		Fertilizantes Fosfatados SA, Pfd. $0.8575 Annual Dividend (IDENTIFIED COST $1,001,162)	1,012,401
		EXCHANGE-TRADED FUND--2.0%
6,768,100		iShares FTSE/Xinhua A50 China (iShares Asia Trust) (IDENTIFIED COST $8,504,592)	10,343,990
		MUTUAL FUND--10.4%
55,078,412	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	55,078,412
		TOTAL INVESTMENTS--108.4% (IDENTIFIED COST $576,894,209) [6]	571,485,574
		OTHER ASSETS AND LIABILITIES - NET--(8.4)% [7]	(44,413,451)
		TOTAL NET ASSETS--100%	$527,072,123

At May 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
6/1/2009	2,323,376 Euros	25,036,704 Hong Kong Dollar	$(54,950)
6/1/2009	1,700,000 Euros	$2,368,100	$(35,189)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(90,139)

Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and
Liabilities - Net."

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$130,414,979	$(90,139)
Level 2--Other Significant Observable Inputs	441,070,595	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$571,485,574	$(90,139)

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $55,078,412 of investments in an affiliated issuer (Note 5) and $48,127,487 of securities loaned (identified cost $576,894,209)		$571,485,574
Cash		48,412
Cash denominated in foreign currencies (identified cost $3,129,461)		3,173,684
Income receivable		3,781,111
Receivable for investments sold		11,417,593
Receivable for shares sold		1,392,940
Other assets		27,049
TOTAL ASSETS		591,326,363
Liabilities:
Payable for investments purchased	$13,034,508
Payable for shares redeemed	1,064,849
Payable for collateral due to broker for securities lending	49,457,793
Payable for foreign exchange contracts	90,139
Payable for Directors'/Trustees' fees	3,698
Payable for distribution services fee (Note 5)	47,992
Payable for shareholder services fee (Note 5)	81,902
Accrued expenses	473,359
TOTAL LIABILITIES		64,254,240
Net assets for 15,052,145 shares outstanding		$527,072,123
Net Assets Consist of:
Paid-in capital		$969,160,388
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(5,362,138)
Accumulated net realized loss on investments and foreign currency transactions		(431,290,892)
Distributions in excess of net investment income		(5,435,235)
TOTAL NET ASSETS		$527,072,123

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($343,339,814 ÷ 9,801,080 shares outstanding), no par value, unlimited shares authorized	$35.03
Offering price per share (100/94.50 of $35.03)	$37.07
Redemption proceeds per share (98.00/100 of $35.03)	$34.33
Class B Shares:
Net asset value per share ($17,753,747 ÷ 506,901 shares outstanding), no par value, unlimited shares authorized	$35.02
Offering price per share	$35.02
Redemption proceeds per share (92.50/100 of $35.02)	$32.39
Class C Shares:
Net asset value per share ($61,325,678 ÷ 1,755,076 shares outstanding), no par value, unlimited shares authorized	$34.94
Offering price per share	$34.94
Redemption proceeds per share (97.00/100 of $34.94)	$33.89
Institutional Shares:
Net asset value per share ($104,378,313 ÷ 2,981,183 shares outstanding), no par value, unlimited shares authorized	$35.01
Offering price per share	$35.01
Redemption proceeds per share (98.00/100 of $35.01)	$34.31
Class K Shares:
Net asset value per share ($274,571 ÷ 7,905 shares outstanding), no par value, unlimited shares authorized	$34.73
Offering price per share	$34.73
Redemption proceeds per share (98.00/100 of $34.73)	$34.04

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $80,295 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,333,534)		$9,359,759
Interest (including income on securities loaned of $651,970)		652,163
TOTAL INCOME		10,011,922
Expenses:
Investment adviser fee (Note 5)	$2,425,859
Administrative personnel and services fee (Note 5)	188,280
Custodian fees	249,082
Transfer and dividend disbursing agent fees and expenses--Class A Shares	362,137
Transfer and dividend disbursing agent fees and expenses--Class B Shares	29,082
Transfer and dividend disbursing agent fees and expenses--Class C Shares	64,978
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	46,977
Transfer and dividend disbursing agent fees and expenses--Class K Shares	411
Directors'/Trustees' fees	2,992
Auditing fees	12,217
Legal fees	2,889
Portfolio accounting fees	21,213
Distribution services fee--Class B Shares (Note 5)	60,662
Distribution services fee--Class C Shares (Note 5)	208,726
Distribution services fee--Class K Shares (Note 5)	585
Shareholder services fee--Class A Shares (Note 5)	394,904
Shareholder services fee--Class B Shares (Note 5)	20,221
Shareholder services fee--Class C Shares (Note 5)	69,575
Account administration fee--Class A Shares	12,146
Share registration costs	58,042
Printing and postage	58,344
Insurance premiums	3,126
Miscellaneous	5,223
TOTAL EXPENSES	4,297,671

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(381,765)
Waiver of administrative personnel and services fee	(3,672)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(91,190)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(12,449)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(10,615)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(2,591)
TOTAL WAIVERS AND REIMBURSEMENTS		$(502,282)
Net expenses			$3,795,389
Net investment income			6,216,533
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(244,034,961)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			313,383,707
Net realized and unrealized gain on investments and foreign currency transactions			69,348,746
Change in net assets resulting from operations			$75,565,279

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,216,533	$21,358,726
Net realized loss on investments and foreign currency transactions	(244,034,961)	(189,751,662)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	313,383,707	(421,982,722)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	75,565,279	(590,375,658)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(21,080,579)	(3,701,166)
Class B Shares	(792,905)	(80,443)
Class C Shares	(2,864,185)	(226,848)
Institutional Shares	(5,632,429)	(292,158)
Class K Shares	(14,097)	(164)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(18,706,692)
Class B Shares	--	(474,412)
Class C Shares	--	(1,284,669)
Institutional Shares	--	(1,301,122)
Class K Shares	--	(984)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,384,195)	(26,068,658)
Share Transactions:
Proceeds from sale of shares	76,447,998	716,742,169
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	--	162,229,186
Net asset value of shares issued to shareholders in payment of distributions declared	22,454,486	22,384,808
Cost of shares redeemed	(162,308,424)	(330,206,624)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(63,405,940)	571,149,539
Redemption Fees	23,646	83,901
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 10)	325,322	--
Change in net assets	(17,875,888)	(45,210,876)
Net Assets:
Beginning of period	544,948,011	590,158,887
End of period (including undistributed (distributions in excess of) net investment income of $(5,435,235) and $18,732,427, respectively)	$527,072,123	$544,948,011

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

On January 25, 2008, the Fund received assets from Federated International Capital Appreciation Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated International Capital Appreciation Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,814,492	$162,229,186	$(2,929,080)	$599,246,970	$761,476,156

1 Unrealized Depreciation is included in the Federated International Capital Appreciation Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$48,127,487	$49,457,793

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Foreign exchange contracts	--	--	Payable for foreign exchange contracts	$90,139

The Effect of Derivative Instruments on the Statement of Operations for the
Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$12,186,675

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(12,182,629)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,385,625	$42,774,209	7,427,045	$430,063,821
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	--	--	1,892,702	109,171,066
Shares issued to shareholders in payment of distributions declared	580,687	18,506,501	303,544	20,003,546
Shares redeemed	(4,272,867)	(126,949,195)	(4,908,680)	(237,550,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,306,555)	$(65,668,485)	4,714,611	$321,687,686

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	34,179	$1,038,884	328,932	$19,496,392
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	--	--	281,322	16,199,198
Shares issued to shareholders in payment of distributions declared	21,519	687,748	7,140	469,898
Shares redeemed	(102,577)	(3,060,318)	(224,575)	(11,644,527)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(46,879)	$(1,333,686)	392,819	$24,520,961

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	267,395	$8,102,499	1,422,380	$83,483,147
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	--	--	640,468	36,858,922
Shares issued to shareholders in payment of distributions declared	71,041	2,265,479	16,332	1,074,452
Shares redeemed	(480,892)	(14,160,782)	(607,899)	(29,661,822)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(142,456)	$(3,792,804)	1,471,281	$91,754,699

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	862,153	$24,488,694	3,273,487	$183,352,416
Shares issued to shareholders in payment of distributions declared	30,829	980,660	12,687	835,966
Shares redeemed	(611,479)	(18,100,143)	(999,537)	(51,319,635)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	281,503	$7,369,211	2,286,637	$132,868,747

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,473	$43,712	7,581	$346,393
Shares issued to shareholders in payment of distributions declared	445	14,098	15	946
Shares redeemed	(1,353)	(37,986)	(575)	(29,893)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	565	$19,824	7,021	$317,446
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,213,822)	$(63,405,940)	8,872,369	$571,149,539

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $15,963, $781, $2,688, $4,203 and $11, respectively. For the year ended November 30, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares amounted to $60,321, $2,801, $8,688, $12,079 and $12, respectively.

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $576,894,209. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $5,408,635. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,249,744 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,658,379.

At November 30, 2008, the Fund had a capital loss carryforward of $187,255,931 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive all or a portion of the advisory fee (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's Class A Shares aggregate annual operating expenses to no more than 1.70% based on average daily net assets. The Adviser agreed to keep this contractual limitation in place through August 24, 2009.

In addition, after fulfilling its contractual commitment and subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser waived $352,810 of its fee. In addition, for the six months ended May 31, 2009, an affiliate of the Adviser reimbursed $116,845 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,672 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $82,524 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $9,103 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,845 of Service Fees for the six months ended May 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.29%, 2.28%, 1.19% and 1.95%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $28,955. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	70,656,316	321,374,000	336,951,904	55,078,412	$55,078,412	$80,295

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$322,781,397
Sales	$376,537,447

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $325,322 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds And their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED INTERCONTINENTAL FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172461

38766 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Strategic Value Fund

Established 2008

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2009		11/30/2008	[1]
Net Asset Value, Beginning of Period	$3.05		$5.00
Income From Investment Operations:
Net investment income	0.10	[2]	0.07	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17		(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.27		(1.93)
Less Distributions:
Distributions from net investment income	(0.08)		(0.02)
Net Asset Value, End of Period	$3.24		$3.05
Total Return [3]	9.11%		(38.78)%

Ratios to Average Net Assets:
Net expenses	0.90	% [4]	0.46	% [4]
Net investment income	7.06	% [4]	3.96	% [4]
Expense waiver/reimbursement [5]	27.24	% [4]	52.69	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$204		$11
Portfolio turnover	16%		22%

1 Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2009		11/30/2008	[1]
Net Asset Value, Beginning of Period	$3.05		$5.00
Income From Investment Operations:
Net investment income	0.11	[2]	0.07	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14		(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.25		(1.93)
Less Distributions:
Distributions from net investment income	(0.06)		(0.02)
Net Asset Value, End of Period	$3.24		$3.05
Total Return [3]	8.38%		(38.77)%

Ratios to Average Net Assets:
Net expenses	1.75	% [4]	1.23	% [4]
Net investment income	7.76	% [4]	3.29	% [4]
Expense waiver/reimbursement [5]	18.06	% [4]	52.36	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$606		$0	[6]
Portfolio turnover	16%		22%

1 Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,091.10	$4.69
Class C Shares	$1,000	$1,083.80	$9.09
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class C Shares	$1,000	$1,016.21	$8.80

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class C Shares	1.75%

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	30.1%
France	13.3%
Japan	6.0%
Netherlands	5.8%
Brazil	5.5%
Mexico	5.2%
Australia	4.4%
Germany	4.4%
Canada	3.9%
Italy	3.5%
Belgium	2.7%
Switzerland	2.5%
Norway	2.4%
Greece	2.0%
Spain	1.4%
Portugal	1.3%
Austria	0.9%
Poland	0.7%
Finland	0.4%
Cash Equivalents [2]	4.2%
Other Assets and Liabilities - Net [3]	(0.6)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2009, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Consumer Staples	21.0%
Telecommunication Services	19.4%
Utilities	16.8%
Health Care	12.7%
Energy	11.9%
Consumer Discretionary	10.6%
Materials	2.3%
Financials	1.7%
Cash Equivalents [2]	4.2%
Other Assets and Liabilities - Net [3]	(0.6)%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--93.9%
		Banks--0.8%
710		Bank of Montreal	$28,484
		Consumer Services--2.0%
2,368		Greek Organization of Football Prognostics	73,164
		Energy--11.9%
5,889		BP PLC	48,608
2,253		ENI SpA	54,540
3,453	[1]	Royal Dutch Shell PLC, Class A	93,037
5,100		Showa Shell Sekiyu K.K.	50,584
4,200		StatoilHydro ASA	88,481
1,712		Total SA	99,097
		TOTAL	434,347
		Food, Beverage & Tobacco--16.2%
4,140		British American Tobacco PLC	113,091
7,535		Coca-Cola Amatil Ltd.	51,003
2,286		Diageo PLC	31,206
15,915		Foster's Group Ltd.	62,507
4,300		Imperial Tobacco Group PLC	111,763
2,500		Nestle SA	90,846
2,170		Souza Cruz SA	56,798
3,239		Unilever PLC	76,379
		TOTAL	593,593
		Household & Personal Products--2.3%
21,995	[1]	Kimberly-Clark de Mexico	84,994
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Insurance--0.9%
3,057		Aviva PLC	$16,878
847		Sampo Oyj, Class A	16,000
		TOTAL	32,878
		Materials--2.3%
17,058		Rexam PLC	85,962
		Media--8.6%
7,436		Pearson PLC	78,697
4,126		Vivendi SA	108,928
6,688		Wolters Kluwer NV	127,041
		TOTAL	314,666
		Pharmaceuticals, Biotechnology & Life Sciences--12.7%
3,082		AstraZeneca PLC	128,475
3,500		Daiichi Sankyo Co. Ltd.	65,542
1,100		Eisai Co. Ltd.	37,619
2,828		GlaxoSmithKline PLC	47,668
1,500		Ono Pharmaceutical Co. Ltd.	67,284
1,853		Sanofi-Aventis	118,047
		TOTAL	464,635
		Telecommunication Services--19.4%
54,255	[1]	America Movil SAB de CV	103,757
2,118		Belgacom	66,569
3,467		Deutsche Telekom AG, Class REG	39,873
6,467		Koninklijke KPN NV	85,079
550		Mobistar SA	34,003
5,315		Portugal Telecom SGPS SA	47,798
3,930		TELUS Corp.	113,391
2,350		Telefonica SA	50,764
2,100		Telekom Austria AG	32,434
4,850		Telekomunikacja Polska SA	25,516
18,405		Telstra Corp. Ltd.	45,896
34,400		Vodafone Group PLC	64,737
		TOTAL	709,817
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--16.8%
38,700	[1]	A2A SpA	$73,061
1,433		E.On AG	50,667
2,706	[1]	GDF Suez	106,680
10,907		National Grid PLC	105,699
831		RWE AG	69,107
5,780		Tractebel Energia SA	53,905
11,560		United Utilities Group PLC	100,302
1,894		Veolia Environnement	55,965
		TOTAL	615,386
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,222,925)	3,437,926
		PREFERRED STOCKS--2.5%
		Food, Beverage & Tobacco--2.5%
1,385		Companhia de Bebidas das Americas (AmBev), Pfd.	91,085
4	[1]	Companhia de Bebidas das Americas (AmBev), Pfd. Rights	263
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $62,217)	91,348
		MUTUAL FUND--4.2%
154,071	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	154,071
		TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $3,439,213) [4]	3,683,345
		OTHER ASSETS AND LIABILITIES - NET--(0.6)% [5]	(23,393)
		TOTAL NET ASSETS--100%	$3,659,952

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 686,749
Level 2--Other Significant Observable Inputs	2,996,596
Level 3--Significant Unobservable Inputs	--
TOTAL	$3,683,345

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $154,071 of investments in an affiliated issuer (Note 5) (identified cost $3,439,213)		$3,683,345
Cash denominated in foreign currency (identified cost $2,429)		2,479
Income receivable		28,085
Receivable for shares sold		5,541
TOTAL ASSETS		3,719,450
Liabilities:
Payable for investments purchased	$38,762
Payable for administrative personnel and services fee (Note 5)	15,715
Payable for insurance premiums	2,165
Payable for distribution services fee (Note 5)	367
Payable for shareholder services fee (Note 5)	113
Accrued expenses	2,376
TOTAL LIABILITIES		59,498
Net assets for 1,127,875 shares outstanding		$3,659,952
Net Assets Consist of:
Paid-in capital		$3,516,570
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		245,019
Accumulated net realized loss on investments and foreign currency transactions		(179,487)
Undistributed net investment income		77,850
TOTAL NET ASSETS		$3,659,952
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($203,932 ÷ 62,909 shares outstanding), no par value, unlimited shares authorized		$3.24
Offering price per share (100/94.50 of $3.24)		$3.43
Redemption proceeds per share (98.00/100 of $3.24)		$3.18
Class C Shares:
Net asset value per share ($605,771 ÷ 186,954 shares outstanding), no par value, unlimited shares authorized		$3.24
Offering price per share		$3.24
Redemption proceeds per share (97.00/100 of $3.24)		$3.14
Institutional Shares:
Net asset value per share ($2,850,249 ÷ 878,012 shares outstanding), no par value, unlimited shares authorized		$3.25
Offering price per share		$3.25
Redemption proceeds per share (98.00/100 of $3.25)		$3.19

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $677 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $11,286)			$87,668
Expenses:
Investment adviser fee (Note 5)		$7,523
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		8,541
Transfer and dividend disbursing agent fees and expenses		20,222
Auditing fees		13,961
Legal fees		4,859
Portfolio accounting fees		32,644
Distribution services fee--Class C Shares (Note 5)		1,142
Shareholder services fee--Class A Shares (Note 5)		106
Shareholder services fee--Class C Shares (Note 5)		381
Share registration costs		23,337
Printing and postage		6,981
Insurance premiums		2,165
Miscellaneous		892
TOTAL EXPENSES		237,439
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,523)
Waiver of administrative personnel and services fee	(22,429)
Reimbursement of other operating expenses	(198,996)
TOTAL WAIVERS AND REIMBURSEMENTS		(228,948)
Net expenses			8,491
Net investment income			79,177
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(25,864)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			517,482
Net realized and unrealized gain on investments and foreign currency transactions			491,618
Change in net assets resulting from operations			$570,795

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Period Ended 11/30/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$79,177	$19,539
Net realized loss on investments and foreign currency transactions	(25,864)	(147,962)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	517,482	(272,463)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	570,795	(400,886)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,670)	(11)
Class C Shares	(1)	(1)
Institutional Shares	(21,357)	(3,487)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,028)	(3,499)
Share Transactions:
Proceeds from sale of shares	2,342,586	1,208,219
Net asset value of shares issued to shareholders in payment of distributions declared	6,563	18
Cost of shares redeemed	(30,010)	(10,806)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,319,139	1,197,431
Change in net assets	2,866,906	793,046
Net Assets:
Beginning of period	793,046	--
End of period (including undistributed net investment income of $77,850 and $21,701, respectively)	$3,659,952	$793,046

1 For the period from June 4, 2008 (date of initial investment) to November 30, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated International Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid semi-annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax year 2008 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2009		Period Ended 11/30/2008 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	68,593	$205,002	3,720	$13,583
Shares issued to shareholders in payment of distributions declared	554	1,668	2	11
Shares redeemed	(9,960)	(29,995)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	59,187	$176,675	3,722	$13,594

	Six Months Ended 5/31/2009		Period Ended 11/30/2008 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	186,934	$528,936	20	$100
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	186,934	$528,936	20	$100

	Six Months Ended 5/31/2009		Period Ended 11/30/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	620,181	$1,608,648	259,778	$1,194,536
Shares issued to shareholders in payment of distributions declared	1,626	4,895	1	7
Shares redeemed	(5)	(15)	(3,569)	(10,806)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	621,802	$1,613,528	256,210	$1,183,737
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	867,923	$2,319,139	259,952	$1,197,431

1 Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2009 and for the period ended November 30, 2008, the Fund's Class A Shares, Class C Shares and Institutional Shares did not have any redemption fees.

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $3,439,213. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $244,132. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $344,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $100,695.

At November 30, 2008, the Fund had a capital loss carryforward of $153,623 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $7,470 of its fee and voluntarily reimbursed $198,996 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 9.198% of average daily net assets of the Fund. FAS waived $22,429 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $1,142 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $379 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75% and 0.75%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $53. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	76,615	2,028,022	1,950,566	154,071	$154,071	$677

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$2,562,701
Sales	$299,915

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	30.1%
France	13.3%
Japan	6.0%
Netherlands	5.8%
Brazil	5.5%
Mexico	5.2%
Australia	4.4%
Germany	4.4%
Canada	3.9%
Italy	3.5%
Belgium	2.7%
Switzerland	2.5%
Norway	2.4%
Greece	2.0%
Spain	1.4%
Portugal	1.3%
Austria	0.9%
Poland	0.7%
Finland	0.4%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract -May 2009

FEDERATED INTERNATIONAL STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the compensation and benefits received by the Adviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the contract[s] on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172388
Cusip 314172370

40776 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Strategic Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2009		11/30/2008	[1]
Net Asset Value, Beginning of Period	$3.05		$5.00
Income From Investment Operations:
Net investment income	0.11	[2]	0.09	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17		(2.02)
TOTAL FROM INVESTMENT OPERATIONS	0.28		(1.93)
Less Distributions:
Distributions from net investment income	(0.08)		(0.02)
Net Asset Value, End of Period	$3.25		$3.05
Total Return [3]	9.47%		(38.77)%

Ratios to Average Net Assets:
Net expenses	0.67	% [4]	0.18	% [4]
Net investment income	7.96	% [4]	4.55	% [4]
Expense waiver/reimbursement [5]	23.49	% [4]	52.61	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,850		$782
Portfolio turnover	16%		22%

1 Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,094.70	$3.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.59	$3.38

1 Expenses are equal to the Fund's annualized net expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	30.1%
France	13.3%
Japan	6.0%
Netherlands	5.8%
Brazil	5.5%
Mexico	5.2%
Australia	4.4%
Germany	4.4%
Canada	3.9%
Italy	3.5%
Belgium	2.7%
Switzerland	2.5%
Norway	2.4%
Greece	2.0%
Spain	1.4%
Portugal	1.3%
Austria	0.9%
Poland	0.7%
Finland	0.4%
Cash Equivalents [2]	4.2%
Other Assets and Liabilities - Net [3]	(0.6)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2009, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Consumer Staples	21.0%
Telecommunication Services	19.4%
Utilities	16.8%
Health Care	12.7%
Energy	11.9%
Consumer Discretionary	10.6%
Materials	2.3%
Financials	1.7%
Cash Equivalents [2]	4.2%
Other Assets and Liabilities - Net [3]	(0.6)%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--93.9%
		Banks--0.8%
710		Bank of Montreal	$28,484
		Consumer Services--2.0%
2,368		Greek Organization of Football Prognostics	73,164
		Energy--11.9%
5,889		BP PLC	48,608
2,253		ENI SpA	54,540
3,453	[1]	Royal Dutch Shell PLC, Class A	93,037
5,100		Showa Shell Sekiyu K.K.	50,584
4,200		StatoilHydro ASA	88,481
1,712		Total SA	99,097
		TOTAL	434,347
		Food, Beverage & Tobacco--16.2%
4,140		British American Tobacco PLC	113,091
7,535		Coca-Cola Amatil Ltd.	51,003
2,286		Diageo PLC	31,206
15,915		Foster's Group Ltd.	62,507
4,300		Imperial Tobacco Group PLC	111,763
2,500		Nestle SA	90,846
2,170		Souza Cruz SA	56,798
3,239		Unilever PLC	76,379
		TOTAL	593,593
		Household & Personal Products--2.3%
21,995	[1]	Kimberly-Clark de Mexico	84,994
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Insurance--0.9%
3,057		Aviva PLC	$16,878
847		Sampo Oyj, Class A	16,000
		TOTAL	32,878
		Materials--2.3%
17,058		Rexam PLC	85,962
		Media--8.6%
7,436		Pearson PLC	78,697
4,126		Vivendi SA	108,928
6,688		Wolters Kluwer NV	127,041
		TOTAL	314,666
		Pharmaceuticals, Biotechnology & Life Sciences--12.7%
3,082		AstraZeneca PLC	128,475
3,500		Daiichi Sankyo Co. Ltd.	65,542
1,100		Eisai Co. Ltd.	37,619
2,828		GlaxoSmithKline PLC	47,668
1,500		Ono Pharmaceutical Co. Ltd.	67,284
1,853		Sanofi-Aventis	118,047
		TOTAL	464,635
		Telecommunication Services--19.4%
54,255	[1]	America Movil SAB de CV	103,757
2,118		Belgacom	66,569
3,467		Deutsche Telekom AG, Class REG	39,873
6,467		Koninklijke KPN NV	85,079
550		Mobistar SA	34,003
5,315		Portugal Telecom SGPS SA	47,798
3,930		TELUS Corp.	113,391
2,350		Telefonica SA	50,764
2,100		Telekom Austria AG	32,434
4,850		Telekomunikacja Polska SA	25,516
18,405		Telstra Corp. Ltd.	45,896
34,400		Vodafone Group PLC	64,737
		TOTAL	709,817
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--16.8%
38,700	[1]	A2A SpA	$73,061
1,433		E.On AG	50,667
2,706	[1]	GDF Suez	106,680
10,907		National Grid PLC	105,699
831		RWE AG	69,107
5,780		Tractebel Energia SA	53,905
11,560		United Utilities Group PLC	100,302
1,894		Veolia Environnement	55,965
		TOTAL	615,386
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,222,925)	3,437,926
		PREFERRED STOCKS--2.5%
		Food, Beverage & Tobacco--2.5%
1,385		Companhia de Bebidas das Americas (AmBev), Pfd.	91,085
4	[1]	Companhia de Bebidas das Americas (AmBev), Pfd. Rights	263
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $62,217)	91,348
		MUTUAL FUND--4.2%
154,071	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.87% (AT NET ASSET VALUE)	154,071
		TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $3,439,213) [4]	3,683,345
		OTHER ASSETS AND LIABILITIES - NET--(0.6)% [5]	(23,393)
		TOTAL NET ASSETS--100%	$3,659,952

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 686,749
Level 2--Other Significant Observable Inputs	2,996,596
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 3,683,345

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $154,071 of investments in an affiliated issuer (Note 5) (identified cost $3,439,213)		$3,683,345
Cash denominated in foreign currency (identified cost $2,429)		2,479
Income receivable		28,085
Receivable for shares sold		5,541
TOTAL ASSETS		3,719,450
Liabilities:
Payable for investments purchased	$38,762
Payable for administrative personnel and services fee (Note 5)	15,715
Payable for insurance premiums	2,165
Payable for distribution services fee (Note 5)	367
Payable for shareholder services fee (Note 5)	113
Accrued expenses	2,376
TOTAL LIABILITIES		59,498
Net assets for 1,127,875 shares outstanding		$3,659,952
Net Assets Consist of:
Paid-in capital		$3,516,570
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		245,019
Accumulated net realized loss on investments and foreign currency transactions		(179,487)
Undistributed net investment income		77,850
TOTAL NET ASSETS		$3,659,952
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($203,932 ÷ 62,909 shares outstanding), no par value, unlimited shares authorized		$3.24
Offering price per share (100/94.50 of $3.24)		$3.43
Redemption proceeds per share (98.00/100 of $3.24)		$3.18
Class C Shares:
Net asset value per share ($605,771 ÷ 186,954 shares outstanding), no par value, unlimited shares authorized		$3.24
Offering price per share		$3.24
Redemption proceeds per share (97.00/100 of $3.24)		$3.14
Institutional Shares:
Net asset value per share ($2,850,249 ÷ 878,012 shares outstanding), no par value, unlimited shares authorized		$3.25
Offering price per share		$3.25
Redemption proceeds per share (98.00/100 of $3.25)		$3.19

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $677 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $11,286)			$87,668
Expenses:
Investment adviser fee (Note 5)		$7,523
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		8,541
Transfer and dividend disbursing agent fees and expenses		20,222
Auditing fees		13,961
Legal fees		4,859
Portfolio accounting fees		32,644
Distribution services fee--Class C Shares (Note 5)		1,142
Shareholder services fee--Class A Shares (Note 5)		106
Shareholder services fee--Class C Shares (Note 5)		381
Share registration costs		23,337
Printing and postage		6,981
Insurance premiums		2,165
Miscellaneous		892
TOTAL EXPENSES		237,439
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,523)
Waiver of administrative personnel and services fee	(22,429)
Reimbursement of other operating expenses	(198,996)
TOTAL WAIVERS AND REIMBURSEMENTS		(228,948)
Net expenses			8,491
Net investment income			79,177
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(25,864)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			517,482
Net realized and unrealized gain on investments and foreign currency transactions			491,618
Change in net assets resulting from operations			$570,795

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Period Ended 11/30/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$79,177	$19,539
Net realized loss on investments and foreign currency transactions	(25,864)	(147,962)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	517,482	(272,463)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	570,795	(400,886)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,670)	(11)
Class C Shares	(1)	(1)
Institutional Shares	(21,357)	(3,487)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,028)	(3,499)
Share Transactions:
Proceeds from sale of shares	2,342,586	1,208,219
Net asset value of shares issued to shareholders in payment of distributions declared	6,563	18
Cost of shares redeemed	(30,010)	(10,806)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,319,139	1,197,431
Change in net assets	2,866,906	793,046
Net Assets:
Beginning of period	793,046	--
End of period (including undistributed net investment income of $77,850 and $21,701, respectively)	$3,659,952	$793,046

1 For the period from June 4, 2008 (date of initial investment) to November 30, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated International Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid semi-annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax year 2008 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2009		Period Ended 11/30/2008 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	68,593	$205,002	3,720	$13,583
Shares issued to shareholders in payment of distributions declared	554	1,668	2	11
Shares redeemed	(9,960)	(29,995)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	59,187	$176,675	3,722	$13,594

	Six Months Ended 5/31/2009		Period Ended 11/30/2008 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	186,934	$528,936	20	$100
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	186,934	$528,936	20	$100

	Six Months Ended 5/31/2009		Period Ended 11/30/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	620,181	$1,608,648	259,778	$1,194,536
Shares issued to shareholders in payment of distributions declared	1,626	4,895	1	7
Shares redeemed	(5)	(15)	(3,569)	(10,806)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	621,802	$1,613,528	256,210	$1,183,737
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	867,923	$2,319,139	259,952	$1,197,431

1 Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2009 and for the period ended November 30, 2008, the Fund's Class A Shares, Class C Shares and Institutional Shares did not have any redemption fees.

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $3,439,213. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $244,132. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $344,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $100,695.

At November 30, 2008, the Fund had a capital loss carryforward of $153,623 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $7,470 of its fee and voluntarily reimbursed $198,996 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 9.198% of average daily net assets of the Fund. FAS waived $22,429 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $1,142 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $379 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75% and 0.75%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $53. Transactions with the affiliated company during the six months ended May 31, 2009 were as follows:

Affiliate	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	76,615	2,028,022	1,950,566	154,071	$154,071	$677

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$2,562,701
Sales	$299,915

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	30.1%
France	13.3%
Japan	6.0%
Netherlands	5.8%
Brazil	5.5%
Mexico	5.2%
Australia	4.4%
Germany	4.4%
Canada	3.9%
Italy	3.5%
Belgium	2.7%
Switzerland	2.5%
Norway	2.4%
Greece	2.0%
Spain	1.4%
Portugal	1.3%
Austria	0.9%
Poland	0.7%
Finland	0.4%

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract -May 2009

FEDERATED INTERNATIONAL STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the compensation and benefits received by the Adviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the contract[s] on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172362

40777 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/_J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009